Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income before income tax	$ 44,986	$ 1,470	$ 48,009	$ 49,413
Income tax expense calculated at the statutory rate (17% in 2016 and 2017, and 20% in 2018)	8,997		8,162	8,400
Nondeductible income and expenses in determining taxable income	227		34	5
Unrecognized deductible temporary differences	1		(1)	(9)
Unrecognized loss carryforwards	21		10	12
Tax-exempt income	(580)		(87)	(25)
Additional income tax under Alternative Minimum Tax Act	46		0	0
Income tax on unappropriated earnings	(2,070)		(60)	(346)
Investment credits	(204)		(212)	(234)
Change in tax rate	(38)		0	0
Effect of different tax rates of group entities operating in other jurisdictions	(15)		(2)	(8)
Income tax adjustments on prior years	26		4	(22)
Others	(6)		1	14
Income tax expense recognized in profit or loss	$ 6,405	$ 210	$ 7,849	$ 7,787